John Deere Owner Trust 2018	EXHIBIT 99.2
Statement to Certificateholders

$223,000,000 Class A-1 1.95000% Asset Backed Notes due March 15, 2019
$220,960,000 Class A-2 2.42% Asset Backed Notes due October 15, 2020
$224,950,000 Class A-3 2.66% Asset Backed Notes due April 18, 2022
$84,280,000 Class A-4 2.91% Asset Backed Notes due January 15, 2025
$19,311,002 Overcollateralization

Payment Date:			16-Sep-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$16,306,674.04
		per $1,000 original principal amount:	$73.80

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$16,306,674.04

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$77,596.48
		per $1,000 original principal amount:	$0.35

		(iii) Class A-3 Notes:	$498,639.17
		per $1,000 original principal amount:	$2.22

		(iv) Class A-4 Notes:	$204,379.00
		per $1,000 original principal amount:	$2.43

		(v) Total:	$780,614.65

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$358,399,917.63

	(b)	Note Value at end of related Collection Period:	$350,711,920.92

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	19,311,002.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$22,170,918.97
		(ii) A-2 Note Pool Factor:	0.1003391

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	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$224,950,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$84,280,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$312,989.99
		(i) per $1,000 original principal amount:	$0.39
	(b)	Amount of Servicing Fee earned:	$312,989.99
	(c)	Amount of Servicing Fee paid:	$312,989.99
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$553,993.85

(11)	(i)	Amount in Reserve Account:	$7,725,010.00
	(ii)	Specified Reserve Account Balance:	$7,725,010.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$5,361,987.74
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.50%

(13)	(i)	Aggregate amount of net losses for the collection period:	$118,207.57
	(ii)	Cumulative amount of net losses:	$690,633.78
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.09%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$388,407.49
		(ii) % of Pool Balance:	0.10%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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